Provisions (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Other Provisions [Line Items]
Disclosure Of Other Provisions Explanatory
a) Provisions
CHF million	Operational risks[1]	Litigation, regulatory and similar matters[2]	Restruc-turing	Loan com-mitments and guarantees	Real estate	Employee benefits[5]	Other	Total 31.12.17	Total 31.12.16
Balance at the beginning of the year	50	3,261	498	54	142	77	91	4,174	4,164
Additions from acquired companies	0	0	0	0	0	0	7	7	0
Increase in provisions recognized in the income statement	15	682	220	11	3	12	45	988	1,433
Release of provisions recognized in the income statement	(7)	(209)	(80)	(32)	(2)	(21)	(20)	(371)	(288)
Provisions used in conformity with designated purpose	(13)	(1,230)	(313)	0	(12)	(1)	(34)	(1,604)	(1,152)
Capitalized reinstatement costs	0	0	0	0	7	0	0	7	(2)
Reclassifications	0	0	0	0	0	0	0	0	10
Foreign currency translation / unwind of discount	(3)	(59)	(2)	0	(5)	1	1	(68)	10
Balance at the end of the year	43	2,444	322[3]	33	134[4]	68	89	3,133	4,174
1 Comprises provisions for losses resulting from security risks and transaction processing risks. 2 Comprises provisions for losses resulting from legal, liability and compliance risks. 3 Primarily consists of personnel-related restructuring provisions of CHF 83 million as of 31 December 2017 (31 December 2016: CHF 150 million) and provisions for onerous lease contracts of CHF 235 million as of 31 December 2017 (31 December 2016: CHF 348 million). 4 Consists of reinstatement costs for leasehold improvements of CHF 92 million as of 31 December 2017 (31 December 2016: CHF 87 million) and provisions for onerous lease contracts of CHF 41 million as of 31 December 2017 (31 December 2016: CHF 55 million). 5 Includes provisions for sabbatical and anniversary awards as well as provisions for severance that are not part of restructuring provisions.

UBS AG
Disclosure Of Other Provisions [Line Items]
Disclosure Of Other Provisions Explanatory
a) Provisions
CHF million	Operational risks[1]	Litigation, regulatory and similar matters[2]	Restruc-turing	Loan com-mitments and guarantees	Real estate	Employee benefits[5]	Other	Total 31.12.17	Total 31.12.16
Balance at the beginning of the year	50	3,261	498	54	138	77	91	4,169	4,163
Additions from acquired companies	0	0	0	0	0	0	7	7	0
Increase in provisions recognized in the income statement	15	682	174	11	3	11	45	941	1,430
Release of provisions recognized in the income statement	(7)	(209)	(74)	(32)	(2)	(18)	(20)	(362)	(288)
Provisions used in conformity with designated purpose	(13)	(1,230)	(280)	0	(12)	(1)	(34)	(1,571)	(1,152)
Capitalized reinstatement costs	0	0	0	0	4	0	0	4	(1)
Reclassifications	0	0	(21)	0	0	(14)	0	(36)	7
Foreign currency translation / unwind of discount	(3)	(59)	(2)	0	(5)	1	1	(68)	10
Balance at the end of the year	43	2,444	294[3]	33	125[4]	55	89	3,084	4,169
1 Comprises provisions for losses resulting from security risks and transaction processing risks. 2 Comprises provisions for losses resulting from legal, liability and compliance risks. 3 Primarily consists of personnel-related restructuring provisions of CHF 54 million as of 31 December 2017 (31 December 2016: CHF 150 million) and provisions for onerous lease contracts of CHF 235 million as of 31 December 2017 (31 December 2016: CHF 348 million). 4 Consists of reinstatement costs for leasehold improvements of CHF 86 million as of 31 December 2017 (31 December 2016: CHF 85 million) and provisions for onerous lease contracts of CHF 39 million as of 31 December 2017 (31 December 2016: CHF 53 million). 5 Includes provisions for sabbatical and anniversary awards as well as provisions for severance that are not part of restructuring provisions.